ALLOWANCE FOR CREDIT LOSSES - Changes in the Allowance for Credit Losses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	$ 132,977	$ 131,992	$ 175,679	$ 57,650
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method		17	61,505
Commercial & Industrial
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	42,313	44,052	51,454	18,584
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		9,901
Lease financing
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	3,571	1,633	995	971
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	17		118
Construction real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	13,527	11,874	21,736	2,381
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		11,579
Commercial real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	41,106	53,420	76,795	23,579
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		24,118
Residential real estate
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	12,684	6,225	8,560	5,299
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		5,490
Home equity
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	12,447	9,643	11,869	4,787
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		8,430
Installment
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	4,945	1,097	1,215	392
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	0		801
Credit card
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans and Leases Receivable, Allowance	2,384	$ 4,048	3,055	$ 1,657
Loans and Leases:
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 0		$ 1,068